Annual Total Returns [BarChart] - Payden High Income Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	4.09%
Annual Return 2012	14.51%
Annual Return 2013	4.25%
Annual Return 2014	2.86%
Annual Return 2015	(1.54%)
Annual Return 2016	10.61%
Annual Return 2017	6.53%
Annual Return 2018	(2.85%)
Annual Return 2019	16.75%
Annual Return 2020	7.38%